Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Revenue as a Percentage of Total Revenue and Accounts Receivable as a Percentage of Total Accounts Receivable for Each Significant Customer	Revenue as a percentage of total revenue and accounts receivable as a percentage of total accounts receivable for each significant customer follows.

	Accounts Receivable		Revenue
	As of		For the years ended
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Customer A	*	34%	12%	28%
Customer B	*	*	12%	*
Customer C	15%	*	*	23%
Customer D	*	17%	*	*
Customer E	*	31%	*	*

*	Total less than 10% for the respective period

Schedule Of Property And Equipment Estimated Useful Life
Depreciation and amortization are included in cost of revenue and general and administrative expenses and are computed using the straight-line basis over estimated useful lives of those assets as follows.

Computer hardware and software	5 years
Furniture and fixtures	7 years
Warehouse equipment	15 years
Leasehold improvements	Shorter of the estimated useful life or lease term

Schedule Of Aggregate Warranty Liabilities
The Company’s aggregate warranty liabilities and changes were as follows:

	As of December 31,
	2021	2020
Warranty reserve beginning balance	$3,336	$—

Warranty accrual for battery deficiencies	6,430	3,200

Warranty accrual for completed projects	1,204	170

Warranty settlements	(4,864)	(34)

Warranty reserve ending balance	$6,106	$3,336